Equity Investments in Subsidiaries, Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Equity Investments in Subsidiaries
The basic information regarding Grupo Financiero Galicia’s consolidated subsidiaries is detailed as follows:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.20	12.31.19	12.31.20	12.31.19
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A.	3,910,000	8,300	100.00%	83.00%
Galicia Administradora de Fondos S.A.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,309	71,310	99.99%	99.99%
Galicia Retiro Compañía de Seguros S.A.	7,727,271	7,727,271	100.00%	100.00%
Galicia Securities S.A.	95,392,000	—	100.00%	—
Galicia Seguros S.A.	1,830,883	1,830,883	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
IGAM LLC	77,643,963	73,996,713	100.00%	100.00%
IGAM Uruguay Agente de Valores S.A.	12,000	12,000	100.00%	100.00%
INVIU S.A.U.	1,000,000	1,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,012,567,500	541,631,025	100.00%	83.00%
Ondara S.A.	25,776,101	12,955,140	100.00%	83.85%
Sudamericana Holding S.A.	185,653	185,653	100.00%	100.00%
Tarjeta Naranja S.A.	2,824	2,344	100.00%	83.00%
Tarjetas Regionales S.A.	1,680,183,936	894,552,668	100.00%	83.00%

Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.20
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	946,019,300	794,198,155	151,821,145	20,928,333
Cobranzas Regionales S.A.	1,484,287	1,263,843	220,444	(567,858)
Galicia Administradora de Fondos S.A.	1,382,069	468,718	913,351	1,121,556
Galicia Broker Asesores de Seguros S.A. (**)	47,231	20,345	26,886	40,720
Galicia Retiro Compañía de Seguros S.A. (**)	507,046	396,155	110,891	3,657
Galicia Securities S.A. (***)	2,566,696	2,225,050	341,646	230,062
Galicia Seguros S.A. (**)	4,717,752	3,052,802	1,664,950	1,211,751
Galicia Warrants S.A.	702,846	171,752	531,094	(41,174)
IGAM LLC	506,066	161,584	344,482	156,518
IGAM Uruguay Agente de Valores S.A.	865	2,800	(1,935)	(2,802)
INVIU S.A.U.	433,281	160,078	273,203	160,450
Naranja Digital Compañía Financiera S.A.U.	833,786	54,920	778,866	(431,203)
Ondara S.A.	31,720	94	31,626	(13,533)
Sudamericana Holding S.A. (**)	5,916,613	3,329,257	2,587,356	1,318,261
Tarjeta Naranja S.A.	101,268	77,416	23,852	3,315,984
Tarjetas Regionales S.A.	103,071,416	77,507,787	25,563,629	2,160,052

(*)	Income attributable to the shareholders of the parent. Not including “Other Comprehensive Income”.
(**)	Net income for the twelve-month period ended December 31, 2020.
(***)	Net income for the period between the purchase date and December 31,2020.

	12.31.19
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	839,110,959	708,010,986	131,099,973	30,336,364
Cobranzas Regionales S.A.	702,134	316,551	385,583	(299,779)
Galicia Administradora de Fondos S.A.	612,028	98,149	513,879	302,238
Galicia Broker Asesores de Seguros S.A. (**)	68,001	38,917	29,084	44,140
Galicia Retiro Compañía de Seguros S.A. (**)	488,839	382,963	105,876	(27,432)
Galicia Securities S.A.	—	—	—	—
Galicia Seguros S.A. (**)	—	2,721,178	(2,721,178)	795,761
Galicia Warrants S.A.	793,298	170,513	622,785	171,212
IGAM LLC	3,061,060	2,877,270	183,790	71,697
IGAM Uruguay Agente de Valores S.A.	1,119	—	1,119	(23)
INVIU S.A.U.	3,056,981	2,875,233	181,748	(19,591)
Naranja Digital Compañía Financiera S.A.U.	1,195,023	354,860	840,163	(120,719)
Ondara S.A.	48,201	1,446	46,755	(7,226)
Sudamericana Holding S.A. (**)	6,064,430	3,356,339	2,708,091	862,867
Tarjeta Naranja S.A.	86,914,652	65,532,267	21,382,385	1,843,861
Tarjetas Regionales S.A.	90,010,710	66,840,431	23,170,279	888,870

(*)	Income attributable to the shareholders of the parent. Not including “Other Comprehensive Income”.
(**)	Net income for the twelve-month period ended December 31, 2019.

Summary of investments in asociates

Company	Equity Investment %	Place of Business	12.31.20	12.31.19
Play Digital S.A. (*)	15.58%	Autonomous City of Buenos Aires - Argentina	89,142	—

(*)
After the closing of these financial statements, Banco Galicia has accepted an offer for the sale of VN 31,145,090 shares to another financial entity. Consequently, the shareholding was reduced to 12.976%.

The movements of such investment are as follows:

Company	12.31.19	Contributions	Profit Sharing in income (loss) for the Year	12.31.20
Play Digital S.A.	—	214,195	(125,053)	89,142
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	12.31.20
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	882,481	85,374	797,107	(571,938)
For more details see Schedule E.